Income taxes (Tables)	12 Months Ended
Dec. 31, 2025
Income Tax Disclosure [Abstract]
Schedule of provision income taxes

The provision for income taxes consists of the following:

	For the year ended December 31
	2023	2024	2025	2025
	HK$’000	HK$’000	HK$’000	US$’000
Current tax
- Hong Kong	-	686	-	-
- Other countries	131	1,055	-	-
	131	1,741	-	-

Schedule of reconciliation of income before income tax expense

Reconciliations between the provision for income taxes computed by applying the Hong Kong profits tax to income before income tax expense are as follows:

	For the year ended December 31,
	2023	2024	2025	2025
	HK$’000	HK$’000	HK$’000	US$’000
Income (loss) before income tax	(1,331)	(13,741)	(10,643)	(1,365)

Provision for income taxes at Hong Kong profits tax rates of 16.5%	(220)	(2,267)	(1,756)	(225)
Effect of different tax rates available to different jurisdictions	131	3,162	(470)	(60)
Non-deductible expenses and non-taxable income, net	-	(35)	221	28
Under provision from prior year	-	590	-	-
Valuation allowance for tax losses	-	-	2,005	257
Others	220	291	-	-
Income tax expense/ (credit)	131	1,741	-	-